Document And Entity Information	6 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Entity Central Index Key	0001953146
Document Type	N-CSRS/A
Entity Registrant Name	CPG VINTAGE ACCESS FUND VI, LLC
Document Period End Date	Sep. 30, 2023
Amendment Description	Registrant is filing this amendment to its Form N-CSRS for the period ended September 30, 2023 originally filed with the Securities and Exchange Commission on December 7, 2023 (Accession Number 0001213900-23-094082). The sole purpose of this amendment is to restate and refile the 2023 financial statements for CPG Vintage Access Fund VI, LLC due to a material error in classification of the Fund’s short-term investments in Money Market Funds. The effects of this restatement on the Fund’s financial statements for the period ended September 30, 2023 are described in Note 9 to the financial statements. For the convenience of the reader, we are refiling our entire report on Form N-CSR for the period ended September 30, 2023 by means of this amended Form N-CSR. However, except for the information affected by the restatement as described in Note 9, we have not updated the information contained herein for events or transactions occurring subsequent to the date of the original filing and as a result, such information continues to speak as of the date of the original filing.
Amendment Flag	true